Accruals And Other Payables - Summary of accruals and other payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Staff salaries and welfare payables	¥ 30,166	$ 4,333	¥ 18,869
Accrued external research and development activities related expenses	144,000	20,684	39,068
Accrued initial public offering costs payable	17,504	2,514
Withholding IIT payable related to stock options	16,201	2,327
Accrued travelling expenses, office expenses and others	65,682	9,435	9,737
Accounts Payable and Accrued Liabilities, Current	¥ 273,553	$ 39,293	¥ 67,674